Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Property, Plant and Equipment

	Notes	Office equipment

		€
Balance at January 1, 2022		108,099
Additions		49,739
Depreciation expense	4	(15,992)

Balance at June 30, 2022		141,846

Balance at June 30, 2022
Cost		184,443
Accumulated depreciation		(42,597)

Net book amount		141,846